Average Annual Total Returns - Advisor Class and Class M - PIMCO CommodityRealReturn Strategy Portfolio	Advisor 1 Year	Advisor 5 Years	Advisor 10 Years	M 1 Year	M 5 Years	M 10 Years	Bloomberg Commodity Index Total Return (reflects no deductions for fees, expenses or taxes) 1 Year	Bloomberg Commodity Index Total Return (reflects no deductions for fees, expenses or taxes) 5 Years	Bloomberg Commodity Index Total Return (reflects no deductions for fees, expenses or taxes) 10 Years
Total	1.23%	2.54%	(5.49%)	1.08%	2.35%	(5.67%)	(3.12%)	1.03%	(6.50%)